NET TRADING INCOME	12 Months Ended
Dec. 31, 2020
Disclosure of trading income (expense) [Abstract]
NET TRADING INCOME
NOTE 7: NET TRADING INCOME

	2020	2019	2018
	£m	£m	£m
Foreign exchange translation gains (losses)	12	(255)	342
Gains on foreign exchange trading transactions	527	677	580
Total foreign exchange	539	422	922
Investment property (losses) gains (note 25)	(209)	(108)	139
Securities and other gains (losses) (see below)	6,890	17,974	(4,937)
Net trading income	7,220	18,288	(3,876)
Securities and other gains comprise net gains (losses) arising on assets and liabilities held at fair value through profit or loss as follows:

	2020	2019	2018
	£m	£m	£m
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading	724	120	(8)
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	3,554	3,509	(26)
Equity shares	2,729	14,559	(4,747)
	7,007	18,188	(4,781)
Net expense arising on assets and liabilities designated at fair value through profit or loss	(117)	(214)	(156)
Securities and other gains (losses)	6,890	17,974	(4,937)